U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer:
      Morgan Keegan Southern Capital Fund, Inc.
      Morgan Keegan Tower
      Fifty Front Street
      Memphis, TN  38103

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2.    Name of each series or class of funds for which this notice is filed:
      Morgan Keegan Southern Capital Fund, Inc.


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3.    Investment Company Act File Number:

      Securities Act File Number:

      33-5435

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4.    Last day of fiscal year for which this notice is filed:

      June 30, 1997

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5.    Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
      24f-2 declaration:                                         /__/

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6.    Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.    Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      630,011 shares representing $6,468,018

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8.    Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      314,660 shares representing $5,770,864

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9.    Number and aggregate sale price of securities sold during the fiscal year:

      623,279 shares representing $11,618,614 (including shares issued in connection with dividend reinvestment plans)

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10.   Number and aggregate sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      0 shares representing $0.00

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11.   Number and  aggregate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Not applicable

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12.   Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the
            fiscal year in reliance on
            rule 24f-2 (from Item 10):                  $        - 0 -
                                                        --------------------
    (ii)    Aggregate price of shares
            issued in connection with
            dividend reinvestment plans
            (from Item 11, if applicable):              +          0
                                                        --------------------
   (iii)    Aggregate price of shares
            redeemed or repurchased during
            the fiscal year
            (if applicable):                            -          0
                                                        --------------------
    (iv)    Aggregate   price   of   shares
            redeemed  or  repurchased   and
            previously    applied    as   a
            reduction    to   filing   fees
            pursuant   to  rule  24e-2  (if
            applicable):                                +          0
                                                        --------------------

     (v)    Net    aggregate    price    of
            securities   sold  and   issued
            during  the   fiscal   year  in
            reliance  on rule  24f-2  [line
            (i), plus line (ii),  less line
            (iii),   plus  line  (iv)]  (if
            applicable):                                $          0
                                                        --------------------

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    (vi)    Multiplier prescribed by
            Section 6(b) of the
            Securities Act of 1933 or
            other applicable law or
            regulation (see Instruction
            C.6):                                       x      1/33 of 1%
                                                        -------------------

    (vii)   Fee due (line (1) or
            line (v) multiplied by
            line (vi)                                   $          0
                                                        -------------------

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13.   Check  box  if  fees  are  being  remitted  to  the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 /__/
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By    (Signature and Title)        /s/ Charles D. Maxwell
                                   -------------------------------------
                                   Charles D. Maxwell
                                   -------------------------------------
                                   Secretary and Assistant Treasurer
                                   -------------------------------------

Date: August 27, 1997
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